Investments in subsidiary undertakings, joint ventures and associates	12 Months Ended
Dec. 31, 2021
Investments in subsidiary undertakings, joint ventures and associates
Investments in subsidiary undertakings, joint ventures and associates

D6    Investments in subsidiary undertakings, joint ventures and associates

D6.1Basis of consolidation

The Group consolidates those investees it is deemed to control. The Group has control over an investee if all three of the following are met: (1) it has power over an investee; (2) it is exposed to, or has rights to, variable returns from its involvement with the investee; and (3) it has ability to use its power over the investee to affect its own returns.

(a)Subsidiaries

Subsidiaries are those investees that the Group controls. The majority of the Group’s subsidiaries are corporate entities.

The Group performs a re-assessment of consolidation whenever there is a change in the substance of the relationship between the Group and an investee. Where the Group is deemed to control an entity it is treated as a subsidiary and its results, assets and liabilities are consolidated. Where the Group holds a minority share in an entity, with no control over the entity, the investments are carried at fair value within financial investments in the consolidated statement of financial position.

(b)Joint ventures and associates

Joint ventures are joint arrangements arising from a contractual agreement whereby the Group and other investors have joint control of the net assets of the arrangement. In a number of these arrangements, the Group’s share of the underlying net assets may be less than 50 per cent but the terms of the relevant agreement make it clear that control is jointly exercised between the Group and the third party. Associates are entities over which the Group has significant influence, but it does not control. Generally it is presumed that the Group has significant influence if it holds between 20 per cent and 50 per cent voting rights of the entity.

With the exception of those referred to below, the Group accounts for its investments in joint ventures and associates by using the equity method of accounting. The Group’s share of profit or loss of its joint ventures and associates is recognised in the income statement and its share of movements in other comprehensive income is recognised in other comprehensive income. The equity method of accounting does not apply to investments in associates and joint ventures held by the Group’s insurance or investment funds. This includes collective investment schemes and which, as allowed by IAS 28 ‘Investments in Associates and Joint Ventures’, are carried at fair value through profit or loss.

(c)Structured entities

Structured entities are those that have been designed so that voting or similar rights are not the dominant factor in deciding who controls the entity. Voting rights relate to administrative tasks. Relevant activities are directed by means of contractual arrangements. The Group invests in both consolidated and unconsolidated structured entities including investment vehicles such as:

-	Collective investment schemes;
-	Collateralised debt obligations;
-	Mortgage-backed securities; and
-	Similar asset-backed securities.

Up until the demerger of Jackson in September 2021, structured entities of the Group also include the investment vehicles within separate accounts offered through variable annuities written by Jackson.

Collective investment schemes

The Group invests in collective investment schemes, which invest mainly in equities, bonds, cash and cash equivalents, and properties. In assessing control under IFRS 10 ‘Consolidated Financial Statements’, the Group determines whether it is acting as principal or agent and the variable returns from its involvement with these entities. The Group’s percentage ownership in these entities can fluctuate on a daily basis according to the participation of the Group and other investors in them.

-	Where the entity is managed by a Group asset manager, and the Group’s ownership holding in the entity exceeds 50 per cent, the Group is judged to have control over the entity;
-	Where the entity is managed by a Group asset manager, and the Group’s ownership holding in the entity is between 20 per cent and 50 per cent, the facts and circumstances of the Group’s involvement in the entity are considered, including the rights to any fees earned by the asset manager from the entity, in forming a judgement as to whether the Group has control over the entity;
-	Where the entity is managed by a Group asset manager, and the Group’s ownership holding in the entity is less than 20 per cent, the Group is judged to not have control over the entity; and
-	Where the entity is managed by an asset manager outside the Group, an assessment is made of whether the Group has existing rights that gives it the ability to direct the current activities of the entity and therefore control the entity. In assessing the Group’s ability to direct an entity, the Group considers its ability relative to other investors.

Where the Group is deemed to control these entities, they are treated as a subsidiary and are consolidated, with the interests of investors other than the Group being classified as liabilities, and presented within ’Net asset value attributable to unit holders of consolidated investment funds’.

Where the Group does not control these entities (as it is deemed to be acting as an agent under IFRS 10) and they do not meet the definition of associates, they are carried at fair value through profit or loss within financial investments in the consolidated statement of financial position.

Where the Group’s asset manager sets up investment funds as part of its asset management operations, unless the Group also participates in the ownership holding of the entities, the Group’s interest is limited to the fees charged to manage the assets of such entities. With no participation in ownership holding of these entities, the Group does not retain risks associated with investment funds. For these investment funds, the Group is not deemed to control the entities but to be acting as an agent.

The Group generates returns and retains the ownership risks in these investment vehicles commensurate to its participation and does not have any further exposure to the residual risks of these investment vehicles.

Other structured entities

The Group holds investments in mortgage-backed securities, collateralised debt obligations and similar asset-backed securities, the majority of which are actively traded in a liquid market.

The Group consolidates the vehicles that hold the investments where the Group is deemed to control the vehicles. When assessing control over the vehicles, the factors considered include the purpose and design of the vehicle, the Group’s exposure to the variability of returns and the scope of the Group’s ability to direct the relevant activities of the vehicle including any kick-out or removal rights that are held by third parties. The outcome of the control assessment is dependent on the terms and conditions of the respective individual arrangements.

The majority of such vehicles are not consolidated. In these cases, the Group is not the sponsor of the vehicles in which it holds investments and has no administrative rights over the vehicles’ activities. The Group generates returns and retains the ownership risks commensurate to its holding and its exposure to the investments and does not have any further exposure to the residual risks or losses of the investments or the vehicles in which it holds investments. Accordingly, the Group does not have power over the relevant activities of such vehicles and all are carried at fair value through profit or loss within financial investments in the consolidated statement of financial position.

The table below provides aggregate carrying amounts of the investments in unconsolidated structured entities for continuing operations reported in the Group’s statement of financial position:

	31 Dec 2021 $m		31 Dec 2020 $m
		Other		Other
	Investment	structured	Investment	structured
Statement of financial position line items	funds	entities	funds	entities
Equity securities and holdings in collective investment schemes	35,446	—	27,167	—
Debt securities	—	251	—	181
Total continuing operations	35,446	251	27,167	181

The Group's maximum exposure to loss related to the interest in unconsolidated structured entities is limited to the carrying value in the statement of financial position and the unfunded investment commitments provided by the Group (see note D5).

During the reporting period, the Group receives dividend and interest income from its investments in these unconsolidated structured entities. Where the Group’s asset manager manages these entities such as the collective investment schemes, the Group also receives asset management fees from these entities.

As at 31 December 2021 and 2020, the Group does not have an agreement, contractual or otherwise, or intention to provide financial support to structured entities (both consolidated and unconsolidated) that could expose the Group to a loss.

D6.2    Dividend restrictions and minimum capital requirements

Certain Group subsidiaries and joint ventures are subject to restrictions on the amount of funds they may transfer in the form of cash dividends or otherwise to the parent company.

Under UK company law, UK companies can only declare dividends if they have sufficient distributable reserves.

The Group’s subsidiaries, joint ventures and associates may remit dividends to the Group, in general, provided the statutory insurance fund meets the capital adequacy standard required under local statutory regulations and has sufficient distributable reserves. Further details on local capital regulations in certain Asia operations please refer to note C10.2.

D6.3    Investments in joint ventures and associates

Joint ventures represent arrangements where the controlling parties through contractual or other agreement have the rights to the net assets of the arrangements. The Group has shareholder-backed joint venture insurance and asset management businesses in China with CITIC Group and a joint venture asset management business in India with ICICI Bank. In addition, there is an asset management joint venture in Hong Kong with Bank of China International Holdings Limited (BOCI) and Takaful insurance joint venture in Malaysia. For the Group’s joint ventures that are accounted for by using the equity method, the net of tax results of these operations are included in the Group’s profit before tax.

The Group’s associates, which are also accounted for under the equity method, include the Indian insurance entity (with the majority shareholder being ICICI Bank).

In addition, the Group has investments in collective investment schemes, funds holding collateralised debt obligations and property funds where the Group has significant influence. As allowed under IAS 28, these investments are accounted for on a fair value through profit or loss basis. The aggregate fair value of associates accounted for at fair value through profit or loss, where there are published price quotations, is approximately $0.6 billion at 31 December 2021 (31 December 2020: $0.7 billion).

For joint ventures and associates accounted for using the equity method, the 12 months financial information of these investments for the years ended 31 December 2021 and 2020 (covering the same period as that of the Group) has been used in these consolidated financial statements.

The Group’s share of the profits for shareholder-backed business (including short-term fluctuations in investment returns), net of related tax, in joint ventures and associates, which are equity accounted as shown in the consolidated income statement, is allocated across segments as follows:

	2021 $m	2020 $m	2019 $m
CPL	278	394	268
Hong Kong	9	3	2
Malaysia	28	30	28
Growth markets and othernote	(110)	(27)	(7)
Insurance operations	205	400	291
Eastspring	147	117	106
Total segment and Group total	352	517	397

Note

For growth markets and other, as well as the segment results for associates and joint ventures within the segment, the amount shown includes other items of $(38) million (2020: $(103) million; 2019: $(64) million) which primarily comprise of taxes for all life joint ventures and associates together with other non-recurring items.

There is no other comprehensive income in the joint ventures and associates other than the foreign exchange differences that arise from translating the associates and joint ventures into the Group's presentational currency. There has been no unrecognised share of losses of a joint venture or associate that the Group has stopped recognising in total comprehensive income.

The Group’s interest in joint ventures and associates gives rise to no contingent liabilities or capital commitments that are material to the Group.

CITIC-Prudential Life Insurance Company is the Group’s joint venture with the CITIC Group in which the Group owns a 50 per cent interest. The joint venture is incorporated in China and is principally engaged in underwriting insurance and investment contracts. The summarised financial information for CITIC-Prudential Life Insurance Company, which is considered to be a material joint venture to the Group, is set out below. The financial information represents the entity’s financial statements prepared in accordance with Group's IFRS accounting policies, on a 100 per cent basis, for the years shown:

Statement of financial position:	31 Dec 2021 $m	31 Dec 2020 $m
Total assets	29,237	21,602
Total liabilities (including non-controlling interest)	26,523	19,336
Shareholders' equity	2,714	2,266

The above amounts of assets and liabilities include the following:
Cash and cash equivalents	422	316
Financial liabilities (excluding trade and other payables and provisions)	938	714

Income statement:	2021 $m	2020 $m	2019 $m
Revenue	7,374	5,492	4,524
Profit for the year after tax	453	599	427
The above profit for the year includes the following:
Depreciation and amortisation	(86)	(81)	(71)
Interest income	465	378	351
Interest expense	(2)	(2)	(3)
Income tax expense	(84)	(166)	(92)

The summarised financial information above is reconciled to the carrying amount of the Group’s interest in the joint venture recognised in the consolidated financial statements as follows:

	31 Dec 2021 $m	31 Dec 2020 $m
Net assets of CITIC-Prudential Life as shown above	2,714	2,266
Proportion owned by the joint venture partner (50%)	1,357	1,133
Carrying amount of the Group’s interest in the joint venture (50%)	1,357	1,133

The Group has received dividends of $57 million (2020: $38 million) from CITIC-Prudential Life Insurance Company.

D6.4    Related undertakings

In accordance with Section 409 of the Companies Act 2006, a list of Prudential Group’s subsidiaries, joint ventures, associates and significant holdings (being holdings of more than 20 per cent) is disclosed below, along with the classes of shares held, the registered office address and the effective percentage of equity owned at 31 December 2021.

The definitions of a subsidiary undertaking, joint venture and associate in accordance with the Companies Act 2006 are different from the definition under IFRS Standards. As a result, the related undertakings included within the list below may not be the same as the undertakings consolidated in the Group IFRS financial statements. The Group’s consolidation policy is described in note D6.1. The Group also operates through branches, none of which are significant.

Simplified corporate structure as at 31 December 2021

*CPL is a 50/50 joint venture with CITIC, a leading state owned conglomerate.

†Indirectly held by Prudential Corporation Asia Limited.

Direct subsidiary undertakings of the parent company, Prudential plc (shares held directly or via nominees)

Key to share classes:

Abbreviation	Class of share held
LBG	Limited by Guarantee
MI	Membership Interest
OS	Ordinary Shares
PI	Partnership Interest
PS	Preference Shares
U	Units

Name of entity	Classes of shares held	Proportion held	Registered office address
Prudential Corporation Asia Limited	OS	100.00%	13th Floor, One International Finance Centre, 1 Harbour View Street, Central, Hong Kong
Prudential Group Holdings Limited	OS	100.00%	1 Angel Court, London, EC2R 7AG, United Kingdom

Other subsidiaries, joint ventures, associates and significant holdings of the Group – no shares held directly by the parent company (Prudential plc) or its nominees

	Classes of
	shares	Proportion
Name of entity	held	held	Registered office address
Aberdeen Standard Cash Creation Fund	U	28.74%	28th Floor Bangkok City Tower, 179 South Sathorn Road, Thungmahamek, Sathorn, Bangkok 10120, Thailand
Aberdeen Standard Global Opportunities Fund	U	33.13%	21 Church Street, #01-01, Capital Square Two, Singapore 049480
Aberdeen Standard Singapore Equity - SGD class	U	60.26%
AC Financial Partners Limited Partnership	OS	100.00%	65 Haymarket Terrace, Edinburgh, EH12 5HD
Allianz Global Investors Greater China Fund	U	21.67%	5th Floor, No.378, Fu Xing N. Rd. Taipei, Taiwan
Alternatives North America Ltd.	U	100.00%	PO Box 1093, Queensgate House, Grand Cayman, KY1-1102, Cayman Islands
BOCHK Aggressive Growth Fund	U	43.21%	27th Floor, Bank of China Tower, 1 Garden Road, Hong Kong
BOCHK Balanced Growth Fund	U	38.14%
BOCHK China Equity Fund	U	55.78%
BOCHK Conservative Growth Fund	U	41.65%
BOCHK US Dollar Money Market Fund	U	23.54%
BOCI-Prudential Asset Management Limited	OS	36.00%
BOCI-Prudential Trustee Limited	OS	36.00%	Suites 1501-1507 & 1513-1516, 15th Floor, 1111 King's Road, Taikoo Shing, Hong Kong
Capital Asian Bond Fund	U	39.57%	15th Floor, No.69, Sec. 2, Dunhua South. Rd. Da-an District, Taiwan
Cathay High Yield ex China Cash pay 1-5 Year 2% Issuer Capped ETF	U	47.10%	Cathay Securities Inv Trust Co Ltd, 8F, No. 296, Sec. 4, Ren Ai Road, Taipei 10633, Taiwan
CITIC-CP Asset Management Co., Ltd.	MI	26.95%	Room 101-2, No.128 North Zhangjiabang Road, Pudong District, Shanghai, China
CITIC-Prudential Fund Management Company Limited	MI	49.00%	Level 9, HSBC Building, Shanghai IFC, 8 Century Avenue, Pudong, Shanghai, China
CITIC-Prudential Life Insurance Company Limited	MI	50.00%	0507-0510, 1601-1616, East Tower, World Financial Centre, No.1 East Third Ring Middle Road, Chaoyang District, Beijing, 100020, China

	Classes of
	shares	Proportion
Name of entity	held	held	Registered office address
Eastspring Al-Wara' Investments Berhad	OS	100.00%	Level 25, Menara Hong Leong, No. 6 Jalan Damanlela, Bukit Damansara, 50490 Kuala Lumpur, Malaysia
Eastspring Asset Management Korea Co. Ltd.	OS	100.00%	22nd Floor (Seoul International Finance Center, Yeouido dong), 10 Gukjegeumyung-ro, Yeongdeungpo-gu, Seoul, Republic of Korea 07326
Eastspring Infrastructure Debt Fund L.P.	PI	90.55%	PO Box 309, Ugland House, Grand Cayman, KY1-1104, Cayman Islands
Eastspring Investment K-Short Term Bond Alpha Securities Investment Trust (Bond Balanced)	U	21.57%	22nd Floor One IFC, 10 Gukjegeumyung-ro, Youngdungpo-gu, Seoul 07326, Korea
Eastspring Investment Management (Shanghai) Company Limited	MI	100.00%	Unit 306-308, 3rd Floor, Azia Center, 1233 Lujiazui Ring Road, China (Shanghai) Pilot Free Trade Zone, China
Eastspring Investments - Asia Opportunities Equity Fund	U	100.00%	26, Boulevard Royal, L-2449, Luxembourg
Eastspring Investments - European Investment Grade Bond Fund	U	99.29%
Eastspring Investments - Global Growth Equity Fund	U	66.74%
Eastspring Investments - Global Low Volatility Equity Fund	U	99.32%
Eastspring Investments - Global Technology Fund	U	81.53%
Eastspring Investments - Greater China Equity Fund	U	93.60%
Eastspring Investments - Pan European Fund	U	60.47%
Eastspring Investments - US High Investment Grade Bond Fund	U	92.67%
Eastspring Investments - US High Yield Bond Fund	U	46.24%
Eastspring Investments - US Investment Grade Bond Fund	U	65.18%
Eastspring Investments - World Value Equity Fund	U	95.30%
Eastspring Investments (Hong Kong) Limited	OS	100.00%	13th Floor, One International Finance Centre, 1 Harbour View Street, Central, Hong Kong
Eastspring Investments (Luxembourg) S.A.	OS	100.00%	26, Boulevard Royal, L-2449, Luxembourg
Eastspring Investments (Singapore) Limited	OS	100.00%	10 Marina Boulevard, #32-01, Marina Bay Financial Centre, Singapore 018983
Eastspring Investments Asia Oceania U&I Bond Fund	U	69.74%	Eastspring Investments Limited, Marunouchi Park Bldg., 2-6-1 Marunochi, Chiyoda-ku, Tokyo, Japan 100-6905
Eastspring Investments Asia Pacific Equity Fund	U	99.99%	26, Boulevard Royal, L-2449, Luxembourg
Eastspring Investments Asia Real Estate Multi Asset Income Fund	U	63.78%
Eastspring Investments Asia Sustainable Bond Fund	U	99.06%
Eastspring Investments Asian Bond Fund	U	46.83%
Eastspring Investments Asian Dynamic Fund	U	94.59%
Eastspring Investments Asian Equity Fund	U	99.37%
Eastspring Investments Asian Equity Income Fund	U	84.85%
Eastspring Investments Asian High Yield Bond Fund	U	33.17%
Eastspring Investments Asian High Yield Bond MY Fund	U	42.33%	Eastspring Investments Berhad, Level 22, Menara Prudential, Persiaran TRX Barat, 55188 Tun Razak Exchange, Kuala Lumpur, Malaysia
Eastspring Investments Asian Infrastructure Equity Fund	U	71.86%	26, Boulevard Royal, L-2449, Luxembourg
Eastspring Investments Asian Investment Grade Bond Fund	U	89.95%
Eastspring Investments Asian Low Volatility Equity Fund	U	99.50%
Eastspring Investments Asian Multi Factor Equity Fund	U	67.61%
Eastspring Investments Asian Property Securities Fund	U	98.74%
Eastspring Investments Berhad	OS	100.00%	Level 25, Menara Hong Leong, No. 6 Jalan Damanlela, Bukit Damansara, 50490 Kuala Lumpur, Wilayah Persekutuan, Malaysia
Eastspring Investments China A Shares Growth Fund	U	71.38%	26, Boulevard Royal, L-2449, Luxembourg
Eastspring Investments Dragon Peacock Fund	U	94.37%
Eastspring Investments Emerging Markets Star Players	U	33.14%	Eastspring Investments Limited, Marunouchi Park Bldg., 2-6-1 Marunochi, Chiyoda-ku, Tokyo, Japan 100-6905
Eastspring Investments Equity Income Fund	U	33.22%	Eastspring Investments Berhad, Level 22, Menara Prudential, Persiaran TRX Barat, 55188 Tun Razak Exchange, Kuala Lumpur, Malaysia
Eastspring Investments Fund Management Limited Liability Company	MI	100.00%	23rd Floor, Saigon Trade Center, 37 Ton Duc Thang Street, District 1, Ho Chi Minh City, Vietnam
Eastspring Investments Funds - Monthly Income Plan	U	31.62%	26, Boulevard Royal, L-2449, Luxembourg
Eastspring Investments Global Emerging Markets Bond Fund	U	99.35%
Eastspring Investments Global Emerging Markets ex-China Dynamic Fund	U	100.00%
Eastspring Investments Global Equity Fund	U	96.64%	Eastspring Investments Berhad, Level 22, Menara Prudential, Persiaran TRX Barat, 55188 Tun Razak Exchange, Kuala Lumpur, Malaysia
Eastspring Investments Global Equity Navigator Fund	U	95.74%	26, Boulevard Royal, L-2449, Luxembourg
Eastspring Investments Global Growth Fund	U	24.78%	Eastspring Investments Berhad, Level 22, Menara Prudential, Persiaran TRX Barat, 55188 Tun Razak Exchange, Kuala Lumpur, Malaysia
Eastspring Investments Global Market Navigator Fund	U	99.81%	26, Boulevard Royal, L-2449, Luxembourg
Eastspring Investments Global Multi Asset Income Plus Growth Fund	U	99.99%
Eastspring Investments Group Pte. Ltd.	OS	100.00%	10 Marina Boulevard, #32-01, Marina Bay Financial Centre, Singapore 018983
Eastspring Investments Incorporated	OS	100.00%	874 Walker Road, Suite C, City of Dover, County of Kent, State of Delaware, 19904, USA
Eastspring Investments India Consumer Equity Open Limited	OS	100.00%	3rd Floor, 355 NEX, Rue du Savoir, Cybercity Ebene, 72201, Mauritius
Eastspring Investments India Equity Fund	U	80.90%	26, Boulevard Royal, L-2449, Luxembourg
Eastspring Investments India Equity Open Limited	OS	100.00%	3rd Floor, 355 NEX, Rue du Savoir, Cybercity Ebene, 72201, Mauritius
Eastspring Investments India Infrastructure Equity Open Limited	OS	100.00%
Eastspring Investments Japan Dynamic MY Fund	U	33.87%	Eastspring Investments Berhad, Level 22, Menara Prudential, Persiaran TRX Barat, 55188 Tun Razak Exchange, Kuala Lumpur, Malaysia
Eastspring Investments Limited	OS	100.00%	Marunouchi Park Building, 6-1 Marunouchi 2-chome, Chiyoda-Ku, Tokyo, Japan

	Classes of
	shares	Proportion
Name of entity	held	held	Registered office address
Eastspring Investments MY Focus Fund	U	28.48%	Eastspring Investments Berhad, Level 22, Menara Prudential, Persiaran TRX Barat, 55188 Tun Razak Exchange, Kuala Lumpur, Malaysia
Eastspring Investments Services Pte. Ltd.	OS	100.00%	10 Marina Boulevard, #32-01, Marina Bay Financial Centre, Singapore 018983
Eastspring Investments SICAV-FIS - Alternative Investments Fund	U	100.00%	26, Boulevard Royal, L-2449, Luxembourg
Eastspring Investments SICAV-FIS - Asia Pacific Loan Fund	U	74.23%
Eastspring Investments Unit Trusts - Asian Balanced Fund	U	95.36%
Eastspring Investments Unit Trusts - Asian Infrastructure Equity Fund	U	98.42%
Eastspring Investments Unit Trusts - Dragon Peacock Fund	U	97.67%	10 Marina Boulevard, #32-01, Marina Bay Financial Centre, Singapore 018983
Eastspring Investments Unit Trusts - Global Technology Fund	U	86.75%	26, Boulevard Royal, L-2449, Luxembourg
Eastspring Investments Unit Trusts - Pan European Fund	U	64.86%
Eastspring Investments Unit Trusts - Singapore ASEAN Equity Fund	U	99.33%	10 Marina Boulevard, #32-01, Marina Bay Financial Centre, Singapore 018983
Eastspring Investments Unit Trusts - Singapore Select Bond Fund	U	66.03%
Eastspring Investments US Corporate Bond Fund	U	51.25%	26, Boulevard Royal, L-2449, Luxembourg
Eastspring Investments Vietnam Navigator Fund	U	77.02%	23rd Floor, Saigon Trade Center Building, 37 Ton Duc Thang Street, Ben Nghe Ward, District 1, Ho Chi Minh City, Vietnam
Eastspring Overseas Investment Fund Management (Shanghai) Company Limited	MI	100.00%	Unit 306-308, 3rd Floor, 1233 Lujiazui Ring Road, China (Shanghai) Pilot Free Trade Zone, China
Eastspring Real Assets Partners	OS	100.00%	PO Box 309, Ugland House, Grand Cayman, KY1-1104, Cayman Islands
Eastspring Securities Investment Trust Co., Ltd.	OS	99.54%	4th Floor, No.1 Songzhi Road, Taipei 110, Taiwan
First Sentier Global Property Securities Fund	U	55.74%	38 Beach Road, #06-11 South Beach Tower, Singapore 189767
First State China Focus Fund	U	70.17%	70 Sir John Rogerson’s Quay, Dublin 2, D02 R296, Ireland
Fubon 1-5 Years US High Yield Bond Ex China	U	51.79%	Fubon Securities Investment Trust Co, 8F, Sec 1, Tun Hwa South Road, Taipei, Taiwan
Fubon Global Investment Grade Bond Fund	U	46.17%	8th Floor, No.108, Sec.1, Dunhua South. Rd. Taipei, Taiwan
Fuh Hwa 1-5 Yr High Yield ETF	U	41.17%	Fuh-Hwa Securities Invt Trust Co Ltd , 8F, Section 2, 308 Ba De Road, Taipei, Taiwan
Fuh Hwa Emerging Market RMB Fixed Income Fund	U	32.17%	8-9th Floor., No.308, Sec. 2, Bade Rd., Da-an District
Furnival Insurance Company PCC Limited	OS	100.00%	PO Box 155, Mill Court, La Charroterie, St Peter Port, GY1 4ET, Guernsey
GIS Total Return Bond Fund	U	26.15%	78 Sir John Rogerson's Quay, Dublin, D02 HD32, Ireland

GS Twenty Two Limited	OS	100.00%	1 Angel Court, London, EC2R 7AG, United Kingdom
HSBC Senior Global Infrastructure Debt Fund	U	100.00%	8 Canada Square, London, E14 5HQ, United Kingdom
ICICI Prudential Asset Management Company Limited	OS	49.00%	12th Floor, Narain Manzil, 23, Barakhamba Road, New Delhi 110001, India
ICICI Prudential Life Insurance Company Limited	OS	22.09%	ICICI PruLife Towers, 1089 Appasaheb Marathe Marg, Prabhadevi, Mumbai 400025, India
ICICI Prudential Pension Funds Management Company Limited	OS	22.09%
ICICI Prudential Trust Limited	OS	49.00%	12th Floor, Narain Manzil, 23, Barakhamba Road, New Delhi 110001, India
India Innovation High Growth EQ QII	U	100.00%	Eastspring Investments Limited, Marunouchi Park Bldg., 2-6-1 Marunochi, Chiyoda-ku, Tokyo, Japan 100-6905
Invesco Fixed Maturity Selective Emerging Market Bonds 2024	U	99.49%	8th Floor, No 122, Tung Hua N. Rd. Taipei, Taiwan
Invesco Select 6 Year Maturity Global Bond Fund	U	99.43%
iShares Australian Equity ETFs	U	21.52%	Yarra Falls, 452 Johnston Street, Abbotsford VIC 3067
iShares Core MSCI Asia	U	78.02%	16th Floor Champion Tower, 3 Garden Road, Central, Hong Kong
iShares Core MSCI Europe UCITS ETF EUR (Acc)	U	27.70%	1 North Wall Quay, Dublin 1
iShares Edge MSCI USA Minimum volatility ESG UCITS ETF	U	86.82%	J.P. Morgan 200 Capital 79 Sir John Rogerson’s Quay Dublin 2 D02 RK57 Ireland
iShares Fallen Angels High Yield Corporate Bond UCITS ETF Wing	U	54.90%	79 Sir John Rogerson's Quay, Dublin 2, D02 RK 57, Ireland
iShares MSCI USA Momentum Factor ESG UCITS ETF USD (Acc)	U	99.33%
iShares STOXX Europe 600 Telecommunications UCITS ETF	U	26.50%	Unter den Linden 42, 10117 Berlin
iShares US Value ESG USD A	U	98.90%	J.P. Morgan 200 Capital 79 Sir John Rogerson's Quay Dublin 2 D02 RK57 Ireland
KKP Active Equity Fund	U	30.10%	19th Floor Muang Thai-Phatra Complex, Building Tower, A, 252/25 Ratchadapisek Road, Huaykwang, Bangkok 10310, Thailand
Krungsri Greater China Equity Hedged Dividend Fund	U	29.29%	12th, 18th Zone B Floor, Ploenchit Tower 898 Ploenchit Road, Lumpini Pathumwan, Bangkok 10330, Thailand
Lasalle Property Securities SICAV-FIS	U	99.61%	11-13 Bouldevard de la Foire, L-1528 Luxembourg
M&G Asia Property TS Trust	U	99.94%	8 Marina Boulevard, #05-02 Marina Bay Financial Centre Tower 1, Singapore 018981
M&G Luxembourg European Strategic Value Fund	U	29.27%	49 Avenue J.F. Kennedy, L-1855, Luxembourg
M&G Real Estate Asia Holding Company Pte. Ltd.	OS	33.00%	138 Market Street, #35-01 CapitaGreen, Singapore 048946

Manulife Asia Pacific Bond Fund	U	56.16%	9th Floor, No 89 Son Ren Road, Taipei, Taiwan
Manulife Asia Pacific Mid and Small Capital Fund	U	31.40%
Manulife China Dim Sum High Yield Bond Fund	U	59.75%
Manulife China Offshore Bond Fund	U	73.13%
Manulife Taiwan Dynamic Fund-I	U	24.36%
Manulife USD High Yield Bond Fund	U	35.95%
Nomura Six Years Fixed Maturity Asia Pacific Emerging Market Bond Fund	U	99.75%	101 Tower, 30th Floor, No. 7 Sec. 5, Xinyi Rd., Xinyi Dist., Taipei, Taiwan
Nomura Six Years Fixed Maturity Emerging Market Bond Fund	U	40.58%
Nomura Six Years Ladder Maturity Asia Pacific Emerging Market Bond Fund	U	99.90%
North Sathorn Holdings Company Limited	OS	100.00%	No. 63, Athenee Tower, 34th Floor, Wireless Road, Lumpini Subdistrict Pathumwan District, Bangkok Metropolis, Thailand
PCA IP Services Limited	OS	100.00%	13th Floor, One International Finance Centre, 1 Harbour View Street, Central, Hong Kong
PCA Life Assurance Co. Ltd.	OS	99.79%	8th Floor, No.1 Songzhi Road, Taipei City, 11047, Taiwan
PCA Reinsurance Co. Ltd.	OS	100.00%	Unit Level 13(A), Main Office Tower, Financial Park Labuan, Jalan Merdeka, 87000 Federal Territory of Labuan, Malaysia

	Classes of
	shares	Proportion
Name of entity	held	held	Registered office address
Prenetics Group Limited	PS	11.18%	P.O. Box 902, Second Floor, Century Yard, Cricket Square, Grand Cayman, KY1-1001, Cayman Islands
Pru Life Insurance Corporation of U.K.	OS	100.00%	9th Floor, Uptown Place Tower 1, 1 East 11th Drive, Uptown Bonifacio, 1634 Taguig City, Metro Manila, Philippines
Pru Life UK Asset Management and Trust Corporation	OS	100.00%
Prudence Foundation	LBG	100.00%	13th Floor, One International Finance Centre, 1 Harbour View Street, Central, Hong Kong
Prudential (Cambodia) Life Assurance Plc	OS	100.00%	Phnom Penh Tower, 20F, #445, Monivong Blvd., Boeung, Prolit, 7 Makara, Phnom Penh, Cambodia
Prudential (US Holdco 1) Limited	OS	100.00%	1 Angel Court, London, EC2R 7AG, United Kingdom
Prudential Africa Holdings Limited	OS	100.00%
Prudential Africa Services Limited	OS	100.00%	3rd Floor One Africa Place LR. No. 1870/X/45 , P.O. Box 25093-00100, Nairobi, Kenya
Prudential Assurance Company Singapore (Pte) Limited	OS	100.00%	30 Cecil Street, #30-01 Prudential Tower, Singapore 049712
Prudential Assurance Malaysia Berhad*	OS	51.00%	Level 20, Menara Prudential, Persiaran TRX Barat, 55188 Tun Razak Exchange, Kuala Lumpur, Malaysia
Prudential Assurance Uganda Limited	OS	100.00%	Zebra Plaza, Plot 23, Kampala Road, P.O. Box 2660, Kampala, Uganda
Prudential BeGeneral Insurance S.A.	OS	51.00%	Immeuble Woodin Center 1st Floor, Avenue Nogues, Plateaux, Abidjan, Cote d'Ivoire
Prudential Belife Insurance S.A.	OS	50.93%
Prudential Beneficial General Insurance Cameroon S.A.	OS	50.04%	1944 Blvd de la République, BP 2328, Douala, Cameroon
Prudential Beneficial Life Insurance Cameroon S.A.	OS	51.00%
Prudential Beneficial Life Insurance Togo S.A.	OS	50.99%	2963 Rue De La Chance Agbalepedogan, P.B. 1115, Lome, Togo
Prudential BSN Takaful Berhad†	OS	49.00%	Level 13, Menara Prudential, Persiaran TRX Barat, 55188 Tun Razak Exchange, Kuala Lumpur, Malaysia
Prudential Corporation Asia Limited	OS	100.00%	13th Floor, One International Finance Centre, 1 Harbour View Street, Central, Hong Kong
Prudential Corporation Holdings Limited	OS	100.00%	1 Angel Court, London, EC2R 7AG, United Kingdom
Prudential Financial Partners (Asia) Limited	OS	100.00%
Prudential Financial Partners HK Limited	OS	100.00%	13th Floor, One International Finance Centre, 1 Harbour View Street, Central, Hong Kong
Prudential General Insurance Hong Kong Limited	OS	100.00%	59th Floor, One Island East, 18 Westlands Road, Quarry Bay, Hong Kong
Prudential Group Holdings Limited	OS	100.00%	1 Angel Court, London, EC2R 7AG, United Kingdom
Prudential Group Secretarial Services HK Limited	OS	100.00%	13th Floor, One International Finance Centre, 1 Harbour View Street, Central, Hong Kong
Prudential Group Secretarial Services Limited	OS	100.00%	1 Angel Court, London, EC2R 7AG, United Kingdom
Prudential Holdings Limited	OS	100.00%	4th Floor, Saltire Court, 20, Castle Terrace, Edinburgh, EH1 2EN, United Kingdom
Prudential Hong Kong Limited	OS	100.00%	59th Floor, One Island East, 18 Westlands Road, Quarry Bay, Hong Kong
Prudential International Treasury Limited	OS	100.00%	13th Floor, One International Finance Centre, 1 Harbour View Street, Central, Hong Kong
Prudential IP Services Limited	OS	100.00%	1 Angel Court, London, EC2R 7AG, United Kingdom
Prudential Life Assurance (Lao) Company Limited	OS	100.00%	5th Floor, Lao international Business and Tourist Center Project (Vientiane Center), Khouvieng Road, Nongchan Village, Sisattanak District, Vientiane Capital, Lao PDR
Prudential Life Assurance (Thailand) Public Company Limited	OS	99.93%	944 Mitrtown Office Tower, 10th, 29th-31st Floor, Rama 4 Road, Wangmai, Pathumwan, Bangkok, 10330, Thailand
Prudential Life Assurance Kenya Limited	OS	100.00%	Vienna Court, Ground Floor, State House Road-Crescent Road, P.O. Box 25093-00100, Nairobi, Kenya
Prudential Life Assurance Zambia Limited	OS	100.00%	Prudential House, Plot No. 32256, Thabo Mbeki Road, P.O. Box 31357, Lusaka, Zambia
Prudential Life Insurance Ghana Limited	OS	100.00%	35 North Street, Tesano, Accra, Accra - North, PO Box AN11549, Ghana
Prudential Life Vault Limited	OS	100.00%	98 Awolowo Road, South-West Ikoyi, Lagos, Nigeria

Prudential Mauritius Holdings Limited	OS	100.00%	3rd Floor, 355 NEX, Rue du Savoir, Cybercity Ebene, 72201, Mauritius
Prudential Myanmar Life Insurance Limited	OS	100.00%	#15-01, 15th Floor, Sule Square, 221 Sule Pagoda Road, Kyauktada Township, Yangon, Myanmar
Prudential Pensions Management Zambia Limited	OS	49.00%	Prudential House, Plot No. 32256, Thabo Mbeki Road, P.O. Box 31357, Lusaka, Zambia
Prudential Services Asia Sdn. Bhd.	OS	100.00%	Suite 1005, 10th Floor, Wisma Hamzah-Kwong Hing, No. 1 Leboh Ampang, 50100 Kuala Lumpur, Malaysia
	PS	100.00%
Prudential Services Limited	OS	100.00%	1 Angel Court, London, EC2R 7AG, United Kingdom
Prudential Services Singapore Pte. Ltd.	OS	100.00%	1 Wallich Street, #19-01 Guoco Tower, Singapore 078881
Prudential Singapore Holdings Pte. Limited	OS	100.00%	30 Cecil Street, #30-01 Prudential Tower, Singapore 049712
Prudential Technology and Services India Private Limited	OS	100.00%	CoWrks NXT, EPIP Industrial Area, Whitefield Road, K.R Puram, Near SAP Labs, Hubli, Bangalore, Karnataka, 560066, India
Prudential Vietnam Assurance Private Limited	OS	100.00%	25th Floor, Saigon Trade Centre, 37 Ton Duc Thang Street, District 1, Ho Chi Minh City, Vietnam
Prudential Zenith Life Insurance Limited	OS	51.00%	13th Floor, Civic Towers, Ozumba Mbadiwe Avenue, Victoria Island, Lagos, Nigeria
PRUInvest PH Equity Index Tracker Fund	U	99.23%	9th Floor Uptown Place Tower 1, 1 East 11th Drive, Uptown Bonifacio, 1634 Taguig City, Metro Manila, Philippines
PT Prudential Sharia Life Assurance	OS	94.62%	Prudential Tower, 2nd Floor, Jl. Jend. Sudirman Kav. 79, Jakarta 12910, Indonesia
PT. Eastspring Investments Indonesia	OS	100.00%	Prudential Tower, 23rd Floor, Jl. Jend. Sudirman Kav.79, Jakarta 12910, Indonesia
PT. Prudential Life Assurance	OS	94.62%	Prudential Tower, JI. Jend. Sudirman Kav. 79, Jakarta 12910, Indonesia
Pulse Ecosystems Pte. Ltd.	OS	100.00%	1 Wallich Street, #19-01 Guoco Tower, Singapore 078881
Pulse Wealth Limited	OS	100.00%	59th Floor One Island East, Quarry Bay, Hong Kong
PVFC Financial Limited (in liquidation)	OS	100.00%	Suite 509, 5th Floor, One International Finance Centre, 1 Harbour View Street, Central, Hong Kong
Reksa Dana Eastspring IDR Fixed Income Fund	U	98.86%	Prudential Tower, 23rd Floor, Jl. Jend. Sudirman Kav.79, Jakarta 12910, Indonesia
Reksa Dana Eastspring Investments Alpha Navigator Fund	U	79.24%
Reksa Dana Eastspring Investments Cash Reserve	U	98.25%
Reksa Dana Eastspring Investments IDR High Grade	U	35.51%
Reksa Dana Eastspring Investments Value Discovery	U	81.12%
Reksa Dana Syariah Eastspring Syariah Equity Islamic Asia Pacific USD	U	81.64%
Reksa Dana Syariah Eastspring Syariah Fixed Income Amanah	U	48.79%
Reksa Dana Syariah Eastspring Syariah Money Market Khazanah	U	96.38%
Reksa Dana Syariah Penyertaan Terbatas Bahana Syariah BUMN Fund	U	99.01%	Graha CIMB Niaga 21st Floor. Jl Jend Sudirman Kav 58, Jakarta - 12190, Indonesia
Rhodium Investment Fund	U	99.90%	10 Marina Boulevard, #32-01, Marina Bay Financial Centre Tower 2, Singapore 018983
SCB Global Income Fund	U	22.59%	7-8th Floor, SCB Park Plaza 1, 18 Ratchadapisek Road, Chatuchak, Bangkok 10900, Thailand
SCB Set Banking Sector Fund	U	21.65%
Schroder Asian Investment Grade Credit	U	33.32%	138 Market Street, #23-01 CapitaGreen, Singapore 048946
Schroder Emerging Markets Fund	U	63.00%
Schroder Multi-Asset Revolution	U	52.22%
Schroder US Dollar Money Fund	U	37.00%
Scotts Spazio Pte. Ltd.	OS	45.00%	316 Tanglin Road, #01-01,Singapore, 247978
Shenzhen Prudential Technology Limited	MI	100.00%	Unit 5, 8th Floor, China Resources Tower, No.2666 Keyuan South Road, Yuehai Street, Nanshan District, Shenzhen 518054, China

	Classes of
	shares	Proportion
Name of entity	held	held	Registered office address
Sinopac RMB Money Market Fund	U	29.62%	14th Floor,No.17,Po Ai Rd., Taipei, Taiwan
Sri Han Suria Sdn. Bhd.	OS	51.00%	Suite 1005, 10th Floor, Wisma Hamzah-Kwong Hing, No. 1 Leboh Ampang, 50100 Kuala Lumpur, Malaysia
Staple Limited	OS	100.00%	No. 63, Athenee Tower, 34th Floor, Wireless Road, Lumpini Subdistrict Pathumwan District, Bangkok Metropolis, Thailand
Templeton Asian Growth Fund	U	30.35%	8A, Rue Albert Borschette, L-1246 Luxembourg
Thanachart Fund Management Co., Ltd.	OS	50.10%	Units 902-908, 9th Floor, Mitrtown Office Tower 944, Rama 4 Road, Wangmai, Patumwan, Bangkok 10330, Thailand
TMB Asset Management Co., Ltd.	OS	65.00%	9th Floor, Mitrtown Office Tower, 944 Rama 4 Road, Wangmai,Pathumwan, Bangkok 10330, Thailand
UOB Smart Global Healthcare	U	37.96%	23A, 25th Floor, Asia Centre Building, 173/27-30, 32-33 South Sathorn Road, Thungmahamek, Sathorn, Bangkok 10120, Thailand
UOB Smart Japan Small and Mid Cap Fund	U	24.21%
UOB Smart Millennium Growth Fund	U	34.13%
USD Investment Grade Infrastructure Debt Fund SCSp	U	21.78%	35a, Avenue J.F. Kennedy, L-1855, Luxembourg, Grand Duchy of Luxembourg
*	Prudential Assurance Malaysia Berhad is consolidated at 100 per cent in the Group's financial statements reflecting the economic interest to the Group.
†

Prudential BSN Takaful Berhad is a joint venture that is accounted for using the equity method, for which the Group has an economic interest of 70 per cent for all business sold up to 23 December 2016 and of 49 per cent for new business sold subsequent to this date.